Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Amount Computed Using the US Federal Income Tax Rate

The benefit for income taxes differed from the amount computed using the US federal income tax rate of 21% for December 31, 2024, and 2023 were as follows

	2024	2023
Income tax (benefit)	$(1,162,508)	$(2,060,870)
Non-deductible	447,137	1,190,032
Change in valuation allowance	715,371	870,838
Income tax (benefit) per financial statements	$-	$-

Schedule of Deferred Income Tax Assets

Deferred income tax assets as of December 31, 2024, and 2023 were as follows:

	December 31, 2024	December 31, 2023
Deferred Tax Assets:
Net operating losses	$6,008,096	$5,292,725
Less valuation allowance	(6,008,096)	(5,292,725)
Total deferred tax assets	$-	$-